Tender Agreement	12 Months Ended
Dec. 31, 2020
Tender Agreement
Tender Agreement

NOTE 8 – TENDER AGREEMENT

On January 10, 2020, the Company entered into an amalgamation agreement (the “Amalgamation Agreement”) with Enveric Biosciences, Inc. Merger Sub, Inc. (“Merger Sub”), a wholly owned subsidiary of Ameri, and Enveric Biosciences, Inc. Exchange Co, Inc. (“ExchangeCo”), a wholly owned subsidiary of Ameri. The Amalgamation Agreement provided that the Company would merge into Merger Sub and be amalgamated and operate as one company.

Prior to the execution and delivery of the Amalgamation Agreement, Alpha entered into agreements with Enveric Biosciences, Inc. pursuant to which Alpha agreed, subject to the terms and conditions of such agreements, to purchase, immediately prior to the consummation of the Amalgamation, shares of Enveric Biosciences, Inc.’s common stock (or common stock equivalents) and warrants to purchase Enveric Biosciences, Inc.’s common stock for an aggregate purchase price of $3.5 million. The consummation of the transactions contemplated by such agreements was conditioned upon the satisfaction or waiver of the conditions set forth in the Amalgamation Agreement. After consummation of the Amalgamation, Enveric Biosciences, Inc. agreed to cause Ameri to register the resale of the Ameri Common Stock issued and issuable pursuant to the warrants issued to the investors in the Jay Pharma Pre-Closing Financing.

Contemporaneously with the Amalgamation Agreement, the Company entered into sublicense agreements with Tikkun Pharma, Inc. (“Tikkun Pharma”). The sublicense agreements with Tikkun Pharma allows the Company to utilize (a) Tikkun Pharma’s sublicense with a third party for certain autoimmune applications, and (b) acquire and use Tikkun Pharma’s internally developing intellectual property, branding, and formulations in regards to skincare.

On April 20, 2020, the Company received a notice from the lenders of the Note, stating that the Company was in default for not closing the amalgamation with Ameri by March 31, 2020, and that the entire Note was due in full. On May 6 and May 26, 2020, the Company and Alpha amended the Note and the Amalgamation Agreement, as described in below.

On May 6, 2020, the Company entered into an Amalgamation Amendment Agreement (the “Amendment”) to amend the Amalgamation Agreement described in Note 7. Pursuant to the Amendment, the parties agreed that (i) at the Effective Time, Ameri Holdings, Inc. shall issue to the holder of a certain note issued by Enveric Biosciences, Inc., series B warrants (the “Series B Warrants”) to acquire 8,100,000 shares of common stock of the company resulting from the amalgamation, and (ii) providing for certain registration rights, pursuant to a Registration Statement on Form S-4, of the Series B Warrants and the shares issuable upon exercise of the Series B Warrants. The Series B Warrants shall be exercisable for a period of five years commencing on the ninetieth (90th) day after the later of the last day of the Lock-up Period and leak-out Period (accelerated or otherwise) set forth in the Lock-up agreement to be executed by the holders of Enveric Biosciences, Inc. securities in connection with the Amalgamation, at a price of $0.01 per share, and shall also be exercisable on a cashless basis.

On May 26, 2020, the Company entered into the second amendment to the Amalgamation Agreement (the “Second Amendment”) to amend the Amalgamation Agreement described in Note 7. The purpose of this amendment was to clarify that the Series B Warrants were to acquire 8,100,000 shares of common stock Enveric Biosciences, Inc. (to be approximately 3,675,035 shares of common stock of the company resulting from the Amalgamation), as well as to clarify the exchange ratio already agreed upon.

On August 12, 2020, Ameri, Enveric Biosciences, Inc., and certain other signatories thereto entered into a tender agreement (the “Tender Agreement”), which provided that, among other things, Enveric Biosciences, Inc. would become a wholly owned subsidiary of Ameri, on the terms and conditions set forth in the Tender Agreement. The Tender Agreement terminated and replaced in its entirety the Amalgamation Agreement. Upon completion of the Tender Agreement on December 30, 2020, (i) holders of outstanding common shares of Enveric Biosciences, Inc. other than Alpha will be entitled to receive the number of shares of Resulting Issuer common stock issuable in accordance with the Exchange Ratio, and (ii) Alpha will be entitled to receive shares of Series B Preferred Stock, which are convertible into shares of Resulting Issuer common stock subject to a 9.99% beneficial ownership blocker, pursuant to the Alpha Exchange Agreement. Each outstanding Enveric Biosciences, Inc. option, whether vested or unvested, and warrant that has not previously been exercised will exchanged for Resulting Issuer stock options and Resulting Issuer warrants, in each case convertible into the number of shares of Resulting Issuer common stock equal to the Exchange Ratio. Each outstanding Enveric Biosciences, Inc. option, whether vested or unvested, and warrant that has not previously been exercised will be exchanged for Resulting Issuer stock options and Resulting Issuer warrants, in each case, convertible into the number of shares of Resulting Issuer common stock equal to the Exchange Ratio.